Financial Risk Management	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Financial Risk Management
36.	Financial Risk Management
(1) Financial Risk Factors
The Group’s activities expose it to a variety of financial risks: market risk (including currency risk, fair value interest rate risk, cash flow interest rate risk and price risk), credit risk and liquidity risk. The Group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Group’s financial performance. The Group uses derivative financial instruments to hedge certain risk exposures such as cash flow risk.
The Group’s financial policy is set up in the long-term perspective and annually reported to the Board of Directors. The financial risk management is carried out by the Value Management Office, which identifies, evaluates and hedges financial risks. The treasury department in the Value Management Office considers various finance market conditions to estimate the effect from the market changes.
1) Market risk
The Group’s market risk management focuses on controlling the extent of exposure to the risk in order to minimize revenue volatility. Market risk is a risk that decreases value or profit of the Group’s portfolio due to changes in market interest rate, foreign exchange rate and other factors.

(i) Sensitivity analysis
Sensitivity analysis is performed for each type of market risk to which the Group is exposed. Reasonably possible changes in the relevant risk variable such as prevailing market interest rates, currency rates, equity prices or commodity prices are estimated and if the rate of change in the underlying risk variable is stable, the Group does not alter the chosen reasonably possible change in the risk variable. The reasonably possible change does not include remote or ‘worst case’ scenarios or ‘stress tests’.
(ii) Foreign exchange risk
The Group is exposed to foreign exchange risk arising from operating, investing and financing activities. Foreign exchange risk is managed within the range of the possible effect on the Group’s cash flows. Foreign exchange risk (i.e. foreign currency translation of overseas operating assets and liabilities) unaffecting the Group’s cash flows is not hedged but can be hedged at a particular situation.
As at December 31, 2017, 2018 and 2019, if the foreign exchange rate had strengthened/weakened by 10% with all other variables held constant, the effects on profit before income tax and shareholders’ equity would have been as follows:

(In millions of Korean won)	Fluctuation of foreign exchange rate	Income before tax 1	Shareholders’ equity
2017.12.31	10%	(10,132)	(7,273)
	-10%	10,132	7,273
2018.12.31	10%	(2,350)	633
	-10%	(2,851)	(62)
2019.12.31	10%	(51,581)	(44,638)
	-10%	51,581	44,638

1	Computed with considering derivatives hedging effect applied by the Group to hedge foreign exchange risk of liabilities in foreign currencies.
The above analysis is a simple sensitivity analysis which assumes that all the variables other than foreign exchange rates are held constant. Therefore, the analysis does not reflect any correlation between foreign exchange rates and other variables, nor the management’s decision to decrease the risk.

Details of financial assets and liabilities in foreign currencies as at December 31, 2017, 2018 and 2019, are as follows:

(In thousands of foreign currencies)	2017		2018		2019
	Financial assets	Financial liabilities	Financial assets	Financial liabilities	Financial assets	Financial liabilities
USD	236,476	1,908,831	279,327	1,893,782	209,163	2,551,289
SDR 1	306	738	267	730	255	729
JPY	28,267	21,801,443	66,078	50,000,000	24,930	80,000,000
GBP	—	74	—	256	—	56
EUR	186	3,625	2	6	1	6
DZD 2	47	—	618	—	—	—
CNY	46,555	10	16,315	271	2,438,626	14,137
UZS 3	136,787	—	121,053	—	—	—
RWF 4	3,346	—	857	—	706	—
THB 5	—	—	1,685	1,685	6,143	3,079
IDR 6	14,886,393	710,162	64,240,286	41,510,330	10,657,194	2,034,151
MMK 7	84	—	84	—	84	—
TZS 8	317,348	—	—	2,876	6,919	—
BWP 9	42	—	897	—	911	—
HKD	—	—	—	—	—	268
BDT 10	38,074	—	39,494	—	18,897	—
PLN 11	338	—	26	—	—	—
VND 12	311,649	—	467,272	—	271,563	—
XAF 13	—	—	666	—	97,411	—
CHF 14	—	12	—	—	—	—

1	Special Drawing Rights.
2	Algeria Dinar.
3	Uzbekistan Sum.
4	Rwanda Franc.
5	Thailand Bhat.
6	Indonesia Rupiah.
7	Myanmar Kyat.
8	Tanzanian Shilling.
9	Botswana Pula.
10	Bangladesh Taka.
11	Polish Zloty.
12	Vietnam Dong.
13	Central African Franc.
14	Confoederatio Helvetia Franc.

(iii) Price risk
As at December 31, 2017, 2018 and 2019, the Group is exposed to equity securities price risk because the securities held by the Group are traded in active markets. If the market prices had increased/decreased by 10% with all other variables held constant, the effects on profit before income tax and shareholders’ equity would have been as follows:

(In millions of Korean won)	Fluctuation of price	Income before tax		Equity
2017.12.31	10%	￦	—	￦	686
	-10%		—		(686)
2018.12.31	10%	￦	12	￦	898
	-10%		(12)		(898)
2019.12.31	10%	￦	23	￦	697
	-10%		(23)		(697)
The above analysis is based on the assumption that the equity index had increased/decreased by 10% with all other variables held constant and all the Group’s marketable equity instruments had moved according to the historical correlation with the index. Gain or loss on equity securities classified as financial assets at fair value through profit or loss and financial assets at fair value through other comprehensive income can increase or decrease equity.
(iv) Cash flow and fair value interest rate risk
The Group’s interest rate risk arises from liabilities in foreign currency such as foreign currency debentures. Debentures in foreign currency issued at variable rates expose the Group to cash flow interest rate risk which is partially offset by swap transactions. Debentures and borrowings issued at fixed rates expose the Group to fair value interest rate risk. The Group sets the policy and operates to minimize the uncertainty of the changes in interest rates and financial costs.
As at December 31, 2017, 2018 and 2019, if the market interest rate had increased/decreased by 100 bp with other variables held constant, the effects on profit before income tax and shareholders’ equity would be as follows:

(In millions of Korean won)	Fluctuation of interest rate	Income before tax		Shareholders’ equity
2017.12.31	+ 100 bp	￦	1,942	￦	4,868
	- 100 bp		(1,954)		(5,198)
2018.12.31	+ 100 bp	￦	1,059	￦	9,689
	- 100 bp		(1,958)		(10,237)
2019.12.31	+ 100 bp	￦	425	￦	14,764
	- 100 bp		(482)		(19,280)
The above analysis is a simple sensitivity analysis which assumes that all the variables other than market interest rates are held constant. Therefore, the analysis does not reflect any correlation between market interest rates and other variables, nor the management’s decision to decrease the risk.
2) Credit risk
Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and arises principally from the Group’s trade receivables from customers, debt securities and others.

-	Risk management
Credit risk is managed on the Group basis with the purpose of minimizing financial loss. Credit risk arises from the normal transactions and investing activities, where clients or other party fails to discharge an obligation on contract conditions. To manage credit risk, the Group considers the counterparty’s credit based on the counterparty’s financial conditions, default history and other important factors.
Credit risk arises from cash and cash equivalents, derivative financial instruments and deposits with banks and financial institutions, as well as outstanding receivables. To minimize such risk, only the financial institutions with strong credit ratings are accepted.
The Group’s investments in debt instruments are considered to be low risk investments. The credit ratings of the investments are monitored for credit deterioration.

-	Security
For some trade receivables, the Group may obtain security in the form of guarantees or letters of credit, etc. which can be called upon if the counterparty is in default under the terms of the agreement.

-	Impairment of financial assets
The Group has four types of financial assets that are subject to the expected credit loss model:

•	trade receivables for sales of goods and provision of services,

•	contract assets relating to provision of services,

•	debt investments carried at fair value through other comprehensive income, and

•	other financial assets carried at amortized cost.
While cash equivalents are also subject to the impairment requirement, the identified impairment loss was immaterial.
The maximum exposure to credit risk of the Group’s financial instruments without considering value of collaterals as at December 31, 2018 and 2019, are as follows:

(In millions of Korean won)	December 31, 2018		December 31, 2019
Cash and cash equivalents (except for cash on hand)	￦	2,284,885	￦	2,226,608
Trade and other receivables
Financial assets at amortized costs		5,425,996		5,784,228
Financial assets at fair value through other comprehensive income		1,097,348		1,256,266
Contract assets		398,797		557,041
Other financial assets
Derivatives financial assets for hedging		29,843		58,576
Financial assets at fair value through profit or loss		714,653		541,657
Financial assets at fair value through other comprehensive income		6,909		7,086
Financial assets at amortized costs		484,271		441,804
Financial guarantee contracts 1		65,760		19,422

Total	￦	10,508,462	￦	10,892,688

1	It is total amount guaranteed by the Group according to the guarantee contracts.

(i) Trade receivables and contract assets
The Group applies the simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for all trade receivables and contract assets.
The Group measures the expected credit loss by considering the future irrecoverability rate of the remaining balance of trade receivables and other receivables at the end of the reporting period. Each trade receivables and other receivables are classified considering the credit risk characteristics and overdue periods in order to measure expected credit loss. The expected credit loss rate calculation is based on historical payment and credit loss information in relation to revenue for 36 months period up to December 31, 2019.
(ii) Cash equivalents (except for cash on hand)
The Group is also exposed to credit risk in relation to financial assets that are measured at fair value through profit or loss. The maximum exposure at the end of the reporting period is the carrying amount of these investments.
(iii) Other financial assets at amortized costs
Other financial assets at amortized cost include time deposits, other long-term financial instruments and others. All of the financial assets at amortized costs are considered to have low credit risk, and the loss allowance recognized during the period was, therefore, limited to 12 months expected losses. Management consider ‘low credit risk’ for other instruments when they have a low risk of default and the issuer has a strong capacity to meet its contractual cash flow obligations in the near term.
(iv) Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income include available-for-sale
recognized in the prior financial year.
All of the debt investments at fair value through other comprehensive income are considered to have low credit risk, and the loss allowance recognized during the period was, therefore, limited to 12 months expected losses. Management consider ‘low credit risk’ for other instruments when they have a low risk of default and the issuer has a strong capacity to meet its contractual cash flow obligations in the near term.
The Group is also exposed to credit risk in relation to financial assets that are measured at fair value through other comprehensive income. The maximum exposure at the end of the reporting period is the carrying amount of these investments.
(v) Financial assets at fair value through profit or loss
The Group is also exposed to credit risk in relation to financial assets that are measured at fair value through profit or loss. The maximum exposure at the end of the reporting period is the carrying amount of these investments.
3) Liquidity risk
The Group manages its liquidity risk by liquidity strategy and plans. The Group considers the maturity of financial assets and financial liabilities and the estimated cash flows from operations.

The table below analyzes the Group’s liabilities (including interest expenses) into relevant maturity groups based on the remaining period at the date of the end of each reporting period to the contractual maturity date. These amounts are contractual undiscounted cash flows and can differ from the amount in the consolidated financial statements.

	December 31, 2018
(In millions of Korean won)	Less than 1 year		1-5 years		More than 5 years		Total
Trade and other payables	￦	7,287,436	￦	1,173,579	￦	492,429	￦	8,953,444
Borrowings(including debentures)		1,507,232		3,669,060		2,378,272		7,554,564
Other non-derivative financial liabilities		6,123		37,358		132,152		175,633
Financial guarantee contracts 1		52,734		13,026		—		65,760

Total	￦	8,853,525	￦	4,893,023	￦	3,002,853	￦	16,749,401

1
It is total amount guaranteed by the Group according to guarantee contracts. Cash flow from financial guarantee contracts is classified as the maturity group in the earliest period when the financial guarantee contracts can be executed.

	December 31, 2019
(In millions of Korean won)	Less than 1 year		1-5 years		More than 5 years		Total
Trade and other payables	￦	8,149,445	￦	805,241	￦	370,044	￦	9,324,730
Borrowings(including debentures)		1,304,936		4,417,639		2,493,637		8,216,212
Lease liabilities		356,797		378,258		49,730		784,785
Other non-derivative financial liabilities		1,749		175,764		18,962		196,475
Financial guarantee contracts 1		19,422		—		—		19,422

Total	￦	9,832,349	￦	5,776,902	￦	2,932,373	￦	18,541,624

1
It is total amount guaranteed by the Group according to guarantee contracts. Cash flow from financial guarantee contracts is classified as the maturity group in the earliest period when the financial guarantee contracts can be executed.

Cash outflow and inflow of derivatives settled gross or net are undiscounted contractual cash flow and can differ from the amount in the consolidated financial statements.

	December 31, 2017
(In millions of Korean won)	Less than 1 year		1-5 years		More than 5 years		Total
Outflow	￦	638,171	￦	546,791	￦	526,633	￦	1,711,595
Inflow		608,270		568,976		509,558		1,686,804

	December 31, 2018
(In millions of Korean won)	Less than 1 year		1-5 years		More than 5 years		Total
Outflow	￦	455,343	￦	1,466,915	￦	517,301	￦	2,439,559
Inflow		484,505		1,492,718		519,133		2,496,356

	December 31, 2019
(In millions of Korean won)	Less than 1 year		1-5 years		More than 5 years		Total
Outflow	￦	650,497	￦	1,602,513	￦	507,947	￦	2,760,957
Inflow		684,720		1,648,746		524,483		2,857,949
(2) Management of Capital Risk
The Group’s objectives when managing capital are to safeguard the Group’s ability to continue as a going concern in order to provide returns for shareholders and benefits for other shareholders and to maintain an optimal capital structure to reduce the cost of capital.
The Group’s capital structure consists of liabilities including borrowings, cash and cash equivalents, and shareholders’ equity. The treasury department monitors the Group’s capital structure and considers cost of capital and risks related each capital component.
The
debt-to-equity
ratios as at December 31, 2018 and 2019, are as follows:

(In millions of Korean won)	December 31, 2018		December 31, 2019
Total liabilities	￦	17,815,630	￦	19,009,318
Total equity		14,658,490		15,144,090
Debt-to-equity ratio		122%		126%
The Group manages capital on the basis of the gearing ratio. This ratio is calculated as net debt divided by total capital. Net debt is calculated as total borrowings less cash and cash equivalents. Total capital is calculated as ‘equity’ in the statement of financial position plus net debt.
The gearing ratios as at December 31, 2018 and 2019, are as follows:

(In millions of Korean won, %)	December 31, 2018		December 31, 2019
Total borrowings	￦	6,648,293	￦	7,298,867
Less: cash and cash equivalents		(2,703,422)		(2,305,894)

Net debt		3,944,871		4,992,973
Total equity		14,658,490		15,144,090
Total capital		18,603,361		20,137,063
Gearing ratio		21%		25%
(3) Offsetting Financial Assets and Financial Liabilities
Details of the Group’s recognized financial assets subject to enforceable master netting arrangements or similar agreements are as follows:

(In millions of Korean won)	December 31, 2018
	Gross assets		Gross liabilities offset		Net amounts presented in the statement of financial position		Amounts not offset				Net amount
							Financial instruments		Cash collateral
Trade receivables	￦	78,833	￦	(1)	￦	78,832	￦	(76,414)	￦	—	￦	2,418
Other financial assets		19,825		—		19,825		(19,825)		—		—

	￦	98,658	￦	(1)	￦	98,657	￦	(96,239)	￦	—	￦	2,418

(In millions of Korean won)	December 31, 2019
	Gross assets		Gross liabilities offset		Net amounts presented in the statement of financial position		Amounts not offset				Net amount
							Financial instruments		Cash collateral
Trade receivables	￦	66,487	￦	(1)	￦	66,486	￦	(63,604)	￦	—	￦	2,882
Other financial assets		18,571		(13)		18,558		(18,526)		—		32

	￦	85,058	￦	(14)	￦	85,044	￦	(82,130)	￦	—	￦	2,914

Netting arrangements with reference to the offers of telecommunication facility interconnection, sharing data, and others among telecommunication companies.
The Group’s recognized financial liabilities subject to enforceable master netting arrangements or similar agreements are as follows:

(In millions of Korean won)	December 31, 2018
	Gross liabilities		Gross assets offset		Net amounts presented in the statement of financial position		Amounts not offset				Net amount
							Financial instruments		Cash collateral
Trade payables	￦	78,317	￦	—	￦	78,317	￦	(76,413)	￦	—	￦	1,904
Other financial liabilities		19,827		(1)		19,826		(19,825)		—		1

	￦	98,144	￦	(1)	￦	98,143	￦	(96,238)	￦	—	￦	1,905

(In millions of Korean won)	December 31, 2019
	Gross liabilities		Gross assets offset		Net amounts presented in the statement of financial position		Amounts not offset				Net amount
							Financial instruments		Cash collateral
Trade payables	￦	65,669	￦	(13)	￦	65,656	￦	(63,628)	￦	—	￦	2,028
Other financial liabilities		18,509		(1)		18,508		(18,502)		—		6

	￦	84,178	￦	(14)	￦	84,164	￦	(82,130)	￦	—	￦	2,034

Netting arrangements with reference to the offers of telecommunication facility interconnection, sharing data, and others among telecommunication companies.